Shareholder Report, Line Graph (Details) 193975_Innovator International Developed Power Buffer ETF - December_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Nov. 30, 2023	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - December
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator International Developed Power Buffer ETF - December NAV
Accumulated Value	$ 10,880	$ 10,000	$ 12,586
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Accumulated Value	11,252	10,000	$ 13,844
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Price (USD)
Accumulated Value	$ 10,979	$ 10,000	$ 13,165